Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2021		Jun. 30, 2020
Income Statement [Abstract]
Revenues, net	$ 1,235,825		$ 300,652		$ 2,404,606		$ 2,446,979		$ 3,979,049		$ 4,362,585
Cost of goods sold	461,873		242,531		848,812		1,272,429		2,153,311		2,851,940
Gross profit	773,952		58,121		1,555,794		1,174,550		1,825,738		1,510,645
Selling, general and administrative expenses	683,745		271,549		1,296,884		875,358		1,824,757		1,734,830
Advertising and promotion expense	545,647		682		1,059,114		278,587		844,890		430,141
Marketing and research expense	36,992		93,908		72,405		316,256		431,913		514,394
Professional expense	190,249		115,615		500,750		619,045		1,438,341		1,128,896
Salaries and wages	479,738		105,700		940,162		464,474		709,041		572,683
Stock compensation expense	22,500		47,250		124,000		66,000		518,393		9,255,277
Total operating expenses	1,958,871		634,704		3,993,315		2,619,720		5,767,335		13,636,221
Loss from operations	(1,184,919)		(576,583)		(2,437,521)		(1,445,170)		(3,941,597)		(12,125,576)
Non-operating income (expense):
Other (expense) income	7,886		2,280		2,892		(50,453)		12,637		3,064
Gain in loss of control of VIE			313,928				313,928		313,928
Interest expense	(1,093,317)		(728,197)		(1,251,228)		(1,194,972)		(1,700,420)		(1,613,044)
Bad debts	(7)		(130,467)		(7)		(132,979)		(522,352)		(240,157)
Change in fair value of derivative liabilities	(390,306)		496,961		(65,073)		3,992,108		1,087,485		(1,442,295)
Warrant Expense	6,347		4,174		14,637		70,389		58,868		(119,526)
Loss on impairment									(43,800)		(2,066,958)
Loss on settlement			(5,000)				(80,000)		(106,051)		(393,135)
Inventory loss									(3,742)
Gain (Loss) on asset disposal					(28)						(119,044)
Amortization of debt discount	(24,071)		(1,031,379)		(156,651)		(1,845,925)		(2,617,274)		(3,823,500)
Amortization of intangible assets	(483)				(2,017)				(2,206)		(1,400)
Debt forgiveness									96,595		590,226
Gain on debt conversion											(184,626)
Loss on deposits									(119,000)
Unrealized gain on securities	(215,862)				(857,979)				1,451,922
Total non-operating expenses, net	(1,709,814)		(1,077,700)		(2,315,454)		1,072,096		(2,091,204)		(9,408,995)
Equity Method Investment Loss	(16,270)		(2,114)		(60,747)		(2,114)		(81,725)
Net loss	(2,911,002)		(1,656,397)		(4,813,722)		(375,188)		(6,114,526)		(21,534,571)
Less: net loss attributable to the noncontrolling interest	(54,168)				(361,519)				(188,392)		(195,416)
Net loss attributable to SugarMade Inc.	$ (2,856,834)		$ (1,656,397)		$ (4,452,203)		$ (375,188)		$ (5,926,134)		$ (21,339,155)
Basic net income (loss) per share	$ (0.00)		$ (0.00)		$ (0.00)		$ (0.00)		$ (0.00)		$ (0.02)
Diluted net income (loss) per share	$ (0.00)		$ (0.00)		$ (0.00)		$ (0.00)		$ (0.00)		$ (0.02)
Basic and diluted weighted average common shares outstanding *	8,728,862,892	[1]	3,233,135,446	[1]	8,509,797,777	[1]	2,864,951,348	[1]	3,851,836,959	[2]	939,171,416	[2]

[1]	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share.
[2]	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share